Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expenses	€ (5,068)	€ (4,141)	€ (10,977)	€ (8,471)
Research and development expenses [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expenses	(3,050)	(2,066)	(6,191)	(4,220)
General and administrative expenses [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expenses	€ (2,018)	€ (2,075)	€ (4,786)	€ (4,251)